UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               ------------------------------

Check here if Amendment; [ ]  Amendment Number:
      This Amendment (Check only one.): [ ]  is a restatement.
                                        [ ]  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       BLOOMBERGSEN INVESTMENT PARTNERS
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Address:    100 KING STREET WEST, SUITE 5708
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            TORONTO, ONTARIO
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            M5X 1A9
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Form 13F File Number:   28-  13755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN BLOOMBERG
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Title:      CEO
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Phone:      416.594.6621
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Signature, Place, and Date of Signing:

/s/ JONATHAN BLOOMBERG        TORONTO, ONTARIO, CANADA      02/06/2012
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       [Signature]                  [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number        Name

28-
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[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
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Form 13F Information Table Entry Total:     18
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Form 13F Information Table Value Total:     $ 365,112
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                          VALUE       Shares                          Investment   Other    Voting
     Name of Issuer        Title of Class     CUSIP     (x $1000)     Amount     SH/PRN    PUT/CALL   Discretion  Manager  Authority
------------------------------------------------------------------------------------------------------------------------------------
AON CORPORATION            common stock     37389103       33,275       711,000     SH                   Sole                   Sole
AMC NETWORKS INC           common stock     00164V103      24,512       652,256     SH                   Sole                   Sole
CREDIT ACCEPTANCE CORP.    common stock     225310101      27,228       330,918     SH                   Sole                   Sole
COMCAST CORP SPL CL A      Class A Shares   20030N200      27,860     1,182,515     SH                   Sole                   Sole
MEDCO HEALTH SOLUTIONS     common stock     58405U102      35,358       632,518     SH                   Sole                   Sole
OMNICOM GROUP INC          common stock     681919106      23,810       534,100     SH                   Sole                   Sole
ORACLE CORP                common stock     68389X105      20,037       781,160     SH                   Sole                   Sole
WRIGHT EXPRESS             common stock     98233Q105      42,864       786,370     SH                   Sole                   Sole
AON CORPORATION            common stock     37389103       19,422       415,000     SH         CALL      Sole                   Sole
COMCAST CORP SPL CL A      Class A Shares   20030N200         754        32,000     SH         CALL      Sole                   Sole
EAGLE MATERIALS INC        common stock     26969P108       9,830       383,100     SH         CALL      Sole                   Sole
EXPRESS SCRIPTS INC        common stock     302182100      12,066       270,000     SH         CALL      Sole                   Sole
WELLS FARGO & CO           common stock     949746101      43,086     1,563,336     SH      Warrant      Sole                   Sole
MEDCO HEALTH SOLUTIONS     common stock     58405U102      12,578       225,000     SH         CALL      Sole                   Sole
MICROSOFT CORP             common stock     594918104      11,422       440,000     SH         CALL      Sole                   Sole
OMNICOM GROUP INC          common stock     681919106       2,764        62,000     SH         CALL      Sole                   Sole
ORACLE CORP                common stock     68389X105       8,080       315,000     SH         CALL      Sole                   Sole
SXC HEALTH SOLUTIONS CORP. common stock     78505P100      10,166       180,000     SH         CALL      Sole                   Sole